SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Share Capital

	US Dollars
Figures in millions	2021	2020	2019

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
417,501,452 (2020: 416,890,087; 2019: 415,301,215) ordinary shares of 25 SA cents each	17	17	17
nil (2020 and 2019: 2,000,000) A redeemable preference shares of 50 SA cents each(1)		—	—
nil (2020 and 2019: 778,896) B redeemable preference shares of 1 SA cent each(1)		—	—
	17	17	17
Treasury shares held within the group:
nil (2020: 2,778,896; 2019: 2,778,896) A and B redeemable preference shares		—	—
	17	17	17
Share premium
Balance at beginning of year	7,250	7,235	7,208
Ordinary shares issued - share premium	9	15	27
Preference shares redeemed(1)	(53)
	7,206	7,250	7,235
Less: held within the group
Redeemable preference shares(1)		(53)	(53)
Balance at end of year	7,206	7,197	7,182
Share capital and premium	7,223	7,214	7,199
(1) During December 2021 the A and B redeemable preference shares were redeemed and the preference share certificates cancelled.